Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Material income [abstract]
Income from operating leases	¥ 39,654	¥ 32,733	¥ 34,426
Income related to disposal of assets leased		29	1,233
Income related to IT solution services	11,889	11,428	12,836
Gains on disposal of property, plant and equipment, and other intangible assets	3,326	1,708	3,035
Reversal of impairment losses of investments in associates and joint ventures	22,915	2,059	9,930
Gains on step acquisition of subsidiaries			405
Others	103,043	60,770	76,358
Total other income	¥ 180,827	¥ 108,727	¥ 138,223